Other Income (Expense), Net	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Other Income And Expenses [Abstract]
Other Income (Expense), Net
5.	Other Income (Expense), Net

Other income (expense), net consisted of the following (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2020	2019	2020
Part the Cloud research grant	$189	$—	$472	$22
Interest and other income	12	35	44	45
Interest expense	(98)	—	(236)	(366)
Change in fair value of derivative liability	(77)	—	(84)	(132)
Change in fair value of grant liability	(21)	(453)	(51)	(464)
Change in convertible preferred stock warrant liability	—	(641)	—	(641)
Gain on extinguishment of convertible notes	—	—	—	199
Total other income (expense), net	$5	$(1,059)	$145	$(1,337)

6.	Other Income (Expense), Net

Other income (expense), net consisted of the following (in thousands):

	Year Ended December 31,
	2018	2019
Part the Cloud research grant	$—	$754
Interest and other income	85	51
Interest expense	(9)	(346)
Change in fair value of derivative liability	—	(71)
Change in fair value of grant liability	(164)	(100)
Total other income (expense), net	$(88)	$288